Subsequent event	12 Months Ended
Dec. 31, 2015
Subsequent Event [Abstract]
Subsequent event

12. Subsequent events:

On January 20, 2016, the Company held its Special Meeting of Stockholders (the "Special Meeting"). At the Special Meeting, the Company's stockholders voted on (i) an amendment to our Amended and Restated Certificate of Incorporation to effect a reverse stock split of our outstanding shares of common stock in a range of not less than 1-for-750 and not more than 1-for-1,250, (ii) amendments to each of the certificate of designation for each series of our preferred stock to, among other things, (a) automatically convert the respective series of our preferred stock into shares of common stock upon the closing of a firm-commitment underwritten public offering of shares our common stock at a price per share of not less than $4.00 which provides at least $8 million in gross proceeds to the Company and (b) reduce the conversion price of the respective series of our preferred stock, and (iii) a Second Amended and Restated Certificate of Incorporation which will integrate the then-in-effect provisions of our Amended and Restated Certificate of Incorporation and further amend those provisions by, among other things, decreasing our authorized common stock and preferred stock. The voting results of the Special meeting are incorporated herein by reference to the Company's Form 8-K dated January 22, 2016 filed with the Securities and Exchange Commission on January 22, 2016.

On January 21, 2016, the Company filed a Certificate of Amendment to its Amended and Restated Certificate of Incorporation (the "Certificate of Amendment") with the Secretary of State of the State of Delaware to effect a 1-for-1,250 reverse split of the Company's outstanding shares of common stock. The reverse split became effective at 9:01 a.m. on January 22, 2016. The information with respect to common stock for the years ended December 31, 2015 and 2014 have been retroactively restated to give effect to the 1-for-1,250 reverse split.

The Company's common stock began trading on the OTCQB on a post-reverse split basis on January 22, 2016. Immediately following the effectiveness of the reverse split of the Company's outstanding shares of common stock, there were 187 shares of common stock issued and outstanding. The new CUSIP number for the Company's post reverse split common stock is 46436A203.